Income Taxes Provision For Income Taxes (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member] Domestic Country [Member]	Dec. 31, 2009 Predecessor [Member] Domestic Country [Member]	Oct. 01, 2010 Predecessor [Member] Foreign Country [Member]	Dec. 31, 2009 Predecessor [Member] Foreign Country [Member]	Oct. 01, 2010 Predecessor [Member] State and Local Jurisdiction [Member]	Dec. 31, 2009 Predecessor [Member] State and Local Jurisdiction [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member] Domestic Country [Member]	Dec. 31, 2011 Successor [Member] Domestic Country [Member]	Dec. 31, 2010 Successor [Member] Foreign Country [Member]	Dec. 31, 2011 Successor [Member] Foreign Country [Member]	Dec. 31, 2010 Successor [Member] State and Local Jurisdiction [Member]	Dec. 31, 2011 Successor [Member] State and Local Jurisdiction [Member]
Total income (loss) before income taxes	$ 1,022	$ 184	$ 425	$ (1,250)	$ 597	$ 1,434			$ 83	$ 113	$ 21	$ (141)	$ 62	$ 254
Current Federal Tax Expense (Benefit)			5	4							1	1
Current Foreign Tax Expense (Benefit)					80	90							28	126
Current State and Local Tax Expense (Benefit)							3	1							(1)	1
Current tax provision	88	95							28	128
Deferred Federal Income Tax Expense (Benefit)			2	5							(1)	1
Deferred Foreign Income Tax Expense (Benefit)					42	(16)							(8)	(2)
Deferred State and Local Income Tax Expense (Benefit)							(1)	(4)
Total deferred	43	(15)							(9)	(1)
Total provision for income taxes	$ 131	$ 80							$ 19	$ 127